CONSOLIDATED INCOME STATEMENT - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement [Line Items]
Interest and similar income		£ 16,006	£ 16,620	£ 17,615
Interest and similar expense	[1]	(5,094)	(7,346)	(6,297)
Net interest income		10,912	9,274	11,318
Fee and commission income		2,965	3,045	3,252
Fee and commission expense		(1,382)	(1,356)	(1,442)
Net fee and commission income		1,583	1,689	1,810
Net trading income		11,817	18,545	3,714
Insurance premium income		7,930	8,068	4,792
Other operating income		1,995	2,035	1,516
Other income		23,325	30,337	11,832
Total income		34,237	39,611	23,150
Insurance claims		(15,578)	(22,344)	(5,729)
Total income, net of insurance claims		18,659	17,267	17,421
Regulatory provisions		(2,165)	(2,374)	(4,837)
Other operating expenses		(10,181)	(10,253)	(10,550)
Total operating expenses		(12,346)	(12,627)	(15,387)
Trading surplus		6,313	4,640	2,034
Impairment		(688)	(752)	(390)
Profit before tax		5,625	3,888	1,644
Taxation		(1,728)	(1,724)	(688)
Profit for the year		3,897	2,164	956
Profit attributable to ordinary shareholders		3,392	1,651	466
Profit attributable to other equity holders	[2]	415	412	394
Profit attributable to equity holders		3,807	2,063	860
Profit attributable to non-controlling interests		£ 90	£ 101	£ 96
Basic earnings per share (in Pounds per share)		£ 0.049	£ 0.024	£ 0.008
Diluted earnings per share (in Pounds per share)		£ 0.048	£ 0.024	£ 0.008

[1]	Includes 50 million (2016: 51 million; 2015: nil) of interest expense on assets with negative interest rates.
[2]	The profit after tax attributable to other equity holders of 415 million (2016: 412 million; 2015: 394 million) is partly offset in reserves by a tax credit attributable to ordinary shareholders of 102 million (2016: 91 million; 2015: 80 million).